Derivative Financial Instruments - Fair Values of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	$ 38,683	$ 39,747
Liability Derivatives	21,835	19,127
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	20,313	21,361
Liability Derivatives	3,359	0
Designated as Hedging Instrument | Interest rate cap agreements | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	456	931
Designated as Hedging Instrument | Interest rate cap agreements | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	0
Designated as Hedging Instrument | Interest rate floor agreements | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	4,221	0
Designated as Hedging Instrument | Interest rate floor agreements | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	0
Designated as Hedging Instrument | Fixed Income Interest Rate | Interest rate swap agreement | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	15,636	20,430
Designated as Hedging Instrument | Fixed Income Interest Rate | Interest rate swap agreement | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	3,359	0
No hedge designation
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	18,370	18,386
Liability Derivatives	18,476	19,127
No hedge designation | Rate-lock mortgage loan commitments | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	173	0
No hedge designation | Rate-lock mortgage loan commitments | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	0	1,056
No hedge designation | Mandatory commitments to sell mortgage loans | Other assets
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	0	315
No hedge designation | Mandatory commitments to sell mortgage loans | Other liabilities
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	279	0
No hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Other assets | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	12,683	17,567
No hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Other liabilities | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	5,514	504
No hedge designation | Variable Income Interest Rate | Interest rate swap agreement | Other assets | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Asset Derivatives	5,514	504
No hedge designation | Variable Income Interest Rate | Interest rate swap agreement | Other liabilities | Commercial
Derivative Instruments, Gain (Loss) [Line Items]
Liability Derivatives	$ 12,683	$ 17,567